SIGNIFICANT ACCOUNTING POLICIES 3 (Detail) - 12 months ended Dec. 31, 2019 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Accounting Policies [Abstract]
Cash paid for amounts included in the measurement of lease liabilities	¥ 191,493	$ 27,506
Right-of-use assets obtained in exchange for lease obligations:	¥ 176,026	$ 25,285